Accounts receivable (Detail Textuals) - Customer	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Number of customers owing greater than 10% of accounts receivable	3	3
Concentration Risk, Percentage Of Accounts Receivable	91.00%	96.00%
Customer A
Disclosure of major customers [line items]
Concentration Risk, Percentage Of Accounts Receivable	47.00%	41.00%
Customer B
Disclosure of major customers [line items]
Concentration Risk, Percentage Of Accounts Receivable	22.00%	32.00%
Customer C
Disclosure of major customers [line items]
Concentration Risk, Percentage Of Accounts Receivable	22.00%	23.00%